Morgan Stanley Private Markets and Alternative Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2026
		Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Liquidity (1)
INVESTMENT INTERESTS - 92.86%
INFRASTRUCTURE - 18.01%
Brookfield Infrastructure Income Fund, Inc.		168,275,031	173,738,913	14.02%	8/1/2025	Quarterly
KKR Infrastructure Conglomerate LLC		48,867,537	49,457,380	3.99%	8/1/2025	Quarterly
TOTAL INFRASTRUCTURE		217,142,568	223,196,293	18.01%

PRIVATE CREDIT - 21.42%
Apollo Asset Backed Credit Company LLC		51,383,760	51,470,300	4.15%	8/1/2025	Quarterly
Apollo Debt Solutions BDC		90,653,610	89,480,557	7.21%	8/1/2025	Quarterly
Blue Owl Alternative Credit SCSp		51,721,570	51,775,187	4.18%	11/1/2025	Quarterly
Carlyle Tactical Private Credit Fund		74,742,919	72,742,502	5.88%	8/1/2025	Quarterly
TOTAL PRIVATE CREDIT		268,501,859	265,468,546	21.42%

PRIVATE EQUITY - 41.65%
Carlyle AlpInvest Private Markets SICAV		155,358,850	165,740,484	13.37%	8/1/2025	Monthly
Franklin Lexington Private Markets Fund SICAV SA		131,492,170	146,552,695	11.82%	8/1/2025	Quarterly
KKR Private Equity Conglomerate LLC		144,183,500	154,052,363	12.43%	8/1/2025	Quarterly
StepStone (Luxembourg) SCA Class A		40,185,503	49,897,183	4.03%	9/2/2025	Quarterly
TOTAL PRIVATE EQUITY		471,220,023	516,242,725	41.65%

REAL ESTATE - 11.78%
Blue Owl Real Estate Net Lease Trust		47,275,536	49,508,649	3.99%	8/1/2025	Quarterly
Hines Global Income Trust, Inc.		46,835,578	48,218,423	3.89%	8/1/2025	Monthly
Nuveen Global Cities REIT, Inc.		47,819,145	48,374,925	3.90%	8/1/2025	Monthly
TOTAL REAL ESTATE		141,930,259	146,101,997	11.78%

TOTAL INVESTMENT INTERESTS		1,098,794,709	1,151,009,561	92.86%

	Shares
SHORT TERM INVESTMENTS - 4.28%
Fidelity Treasury Portfolio Class I, 3.55% (2)	53,110,651	53,110,651	53,110,651	4.28%
TOTAL SHORT TERM INVESTMENTS		53,110,651	53,110,651	4.28%

TOTAL INVESTMENTS - 97.14% (Cost - $1,151,905,360)			1,204,120,212
ASSETS IN EXCESS OF OTHER LIABILITIES - 2.86%			35,398,281
NET ASSETS - 100.0%			1,239,518,493

(1) Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.
(2) Money market fund; interest rate reflects seven-day effective yield on June 30, 2026.